Schedule of estimated useful life of property and equipment (Details)	Aug. 31, 2024
Equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	5 years
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	5 years
Technology Equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	3 years
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	5 years
Laptops [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	3 years